Trade payables and other liabilities - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities
Warrant liabilities	$ 11	$ 6	$ 14
Put options issued to non-controlling interests	43	118
Other payables	0	5
Employee defined benefit liability	12	11
Other non-current financial liabilities	66	140
Current liabilities
Trade payables	208	185
Accrued operating expenses	463	344
Electronic wallets	261	261
Tax payables	60	58
Deposits	36	30
Put options issued to non-controlling interest	98	0
Contract liabilities	2	7
Others	41	40
Trade and other current payables	$ 1,169	$ 925